THE ADVISORS' INNER CIRCLE FUND II

                 HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
                HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

                       SUPPLEMENT DATED NOVEMBER 12, 2010
                                     TO THE
     PRELIMINARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            DATED NOVEMBER 12, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PRELIMINARY PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PRELIMINARY PROSPECTUS AND SAI.

WAIVER OF CLASS A SHARES' FRONT-END SALES CHARGE FOR CERTAIN INVESTORS

Certain investors may be eligible for a waiver of the front-end sales charge on Class A Shares of the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund (each a "Fund" and collectively, the "Funds"). To be eligible for the waiver, an investor must:

1) be an existing brokerage client of Hancock Investment Services, Inc. ("HIS");

2) hold, in the investor's brokerage account with HIS, shares of a taxable or tax-free bond fund for which the investor paid a front-end sales charge;

3) purchase shares of a Fund through the investor's HIS representative using proceeds from the redemption of shares of a bond fund identified in 2) above; and

4) make the purchase of Fund shares during the period February 1, 2011 through April 15, 2011.

The redemption of bond fund shares may have tax or other consequences. Please consult your HIS representative or tax advisor for more information.

Investors in HIS fee-based advisory accounts are not eligible for the waiver described above. Shareholders of the Hancock Horizon Strategic Income Bond Fund also are not eligible because they may exchange into the Fund without paying a sales load, pursuant to the exchange privilege described in the Strategic Income Bond Fund's prospectus.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 HHF-SK-003-0100